Debt instruments	12 Months Ended
Dec. 31, 2019
Disclosure of Debt Instruments [Abstract]
Debt instruments
Debt instruments
a) Detail
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
Classification:
Financial assets held for trading	32,041	27,800	36,351
Non-trading financial assets mandatorily at fair value through profit or loss	1,175	5,587
Financial assets designated at fair value through profit or loss	3,186	3,222	3,485
Financial assets designated at fair value through other comprehensive income	118,405	116,819
Financial assets available-for-sale			128,481
Financial assets at amortised cost	29,789	37,696
Loans and receivables			17,543
Held-to-maturity investments			13,491
	184,596	191,124	199,351
Type:
Spanish government debt securities	42,054	50,488	59,186
Foreign government debt securities	107,434	99,959	99,424
Issued by financial institutions	9,670	10,574	12,155
Other fixed-income securities	25,265	29,868	28,299
Impaired financial assets	647	870	1,017
Impairment losses	(474)	(635)	(730)
	184,596	191,124	199,351
Currency:
Euro	70,357	76,513	93,250
Pound sterling	15,713	19,153	16,203
US dollar	29,846	22,864	25,191
Brazilian real	38,316	40,871	39,233
Other currencies	30,838	32,358	26,204
Total gross	185,070	191,759	200,081
Impairment losses	(474)	(635)	(730)
	184,596	191,124	199,351

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
In the last quarter of 2019, debt securities were transferred from the financial asset at amortised cost to the financial asset at fair value through other comprehensive income. The fair value of these assets at the date of the transfer being EUR 6,359 million.
As established in IFRS 9, the aforementioned transfer was made prospectively, recognising the difference between the previous amortised cost of the transferred financial assets and their fair value in other comprehensive income. In application of this standard, the effective interest rate and the measurement of expected credit losses were not adjusted as a result of the transfer.
The context of adapting the Group´s commercial strategy to the changes in business models, in order to favour a greater alignment of the sensitivity of the Bank's balance sheet masses to interest rates, has led to a change in the assets related to these liabilities from a business model whose objective is to collect the principal and interest flows to a business model whose objective is achieved through the collection of the principal and interest flows and the sale of these assets.
At 31 December 2019 and 2018 the exposure by impairment stage of the book assets under IFRS 9 amounted to EUR 147,575 million and EUR 154,164 million in stage 1, EUR 446 million and EUR 117 million in stage 2, and EUR 647 million and EUR 870 million in stage 3, respectively.
b) Breakdown
The breakdown, by origin of the issuer, of Debt instruments at 31 December 2019, 2018 and 2017, net of impairment losses, is as follows:

Million euros
	2019				2018				2017
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	3,634	42,054	45,688	24.75%	4,748	50,488	55,236	28.90%	5,272	59,186	64,458	32.33%
United Kingdom	3,806	11,479	15,285	8.28%	5,615	9,512	15,127	7.91%	4,339	10,717	15,056	7.55%
Portugal	2,979	7,563	10,542	5.71%	3,663	6,943	10,606	5.55%	3,972	7,892	11,864	5.95%
Italy	1,384	3,620	5,004	2.71%	857	3,134	3,991	2.09%	1,287	7,171	8,458	4.24%
Ireland	2,387	2	2,389	1.29%	4,543	2	4,545	2.38%	3,147	2	3,149	1.58%
Poland	460	9,361	9,821	5.32%	683	10,489	11,172	5.85%	772	6,619	7,391	3.71%
Other European countries	7,186	1,784	8,970	4.86%	6,101	1,518	7,619	3.99%	7,195	1,733	8,928	4.48%
United States	5,915	15,609	21,524	11.66%	6,833	10,362	17,195	9.00%	7,986	11,670	19,656	9.86%
Brazil	5,808	35,036	40,844	22.13%	5,285	36,583	41,868	21.91%	4,729	34,940	39,669	19.90%
Mexico	708	13,234	13,942	7.55%	520	11,325	11,845	6.20%	461	9,478	9,939	4.99%
Chile	50	4,819	4,869	2.64%	79	2,729	2,808	1.47%	62	4,071	4,133	2.07%
Other American countries	605	1,095	1,700	0.92%	1,111	1,375	2,486	1.30%	755	913	1,668	0.84%
Rest of the world	186	3,832	4,018	2.18%	639	5,987	6,626	3.47%	764	4,218	4,982	2.50%
	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%

The detail, by issuer rating, of Debt instruments at 31 December 2019, 2018 and 2017 is as follows:

Million euros
	2019				2018				2017
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	14,737	1,085	15,822	8.57%	18,901	834	19,735	10.33%	16,239	924	17,163	8.61%
AA	5,133	28,325	33,458	18.13%	2,715	20,966	23,681	12.39%	2,714	23,522	26,236	13.16%
A	3,238	59,744	62,982	34.12%	3,464	69,392	72,856	38.12%	4,373	8,037	12,410	6.23%
BBB	4,889	24,766	29,655	16.06%	5,093	21,837	26,930	14.09%	6,449	91,012	97,461	48.89%
Below BBB	1,244	35,466	36,710	19.89%	668	37,412	38,080	19.92%	2,393	35,109	37,502	18.81%
Unrated	5,867	102	5,969	3.23%	9,836	6	9,842	5.15%	8,573	6	8,579	4.30%
	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%

During 2019, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers. In 2018, Spain and Poland went from BBB+ to A-, and by 2017, Portugal went from BB+ to BBB- and Chile from AA- to A+.
The detail, by type of financial instrument, of Private fixed-income securities at 31 December 2019, 2018 and 2017, net of impairment losses, is as follows:

Million euros
	2019	2018	2017
Securitised mortgage bonds	1,633	2,942	2,458
Other asset-backed bonds	6,388	9,805	5,992
Floating rate debt	10,348	13,721	13,756
Fixed rate debt	16,739	14,209	18,535
Total	35,108	40,677	40,741

c) Impairment losses
The changes in the impairment losses on Debt instruments are summarised below:

Million of euros
	2019	2018*	2017
Balance at beginning of year	635	704	498
Net impairment losses for the year	(170)	43	348
Of which:
Impairment losses charged to income	77	138	386
Impairment losses reversed with a credit to income	(247)	(95)	(38)
Exchange differences and other items	9	(112)	(116)
Balance at end of year	474	635	730
Of which:
By geographical location of risk:
European Union	14	22	30
Latin America	460	613	700

Of which:
Loans and advances			348
Financial assets at amortised cost	(176)	43
Financial assets available for sale			—
Financial assets designated at fair value through other comprehensive income	6	—
*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
At 31 December 2019 and 2018 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 22 million and EUR 30 million in stage 1, EUR 6 million and EUR 9 million in stage 2, and EUR 446 million and EUR 596 million in stage 3, respectively.